Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 44.8%
Security	Shares	Value
Aerospace & Defense — 0.7%
Boeing Co. (The)(1)	4,142	$ 544,259
General Dynamics Corp.	5,297	1,191,348
Lockheed Martin Corp.	2,409	1,060,225
Northrop Grumman Corp.	4,065	1,902,298
Raytheon Technologies Corp.	10,185	968,797
		$ 5,666,927
Air Freight & Logistics — 0.6%
Cargojet, Inc.	7,233	$ 851,079
Expeditors International of Washington, Inc.	10,334	1,124,753
FedEx Corp.	3,330	747,851
United Parcel Service, Inc., Class B	12,230	2,228,918
		$ 4,952,601
Airlines — 0.2%
Alaska Air Group, Inc.(1)	18,946	$ 914,334
Southwest Airlines Co.(1)	21,432	982,871
		$ 1,897,205
Automobiles — 0.8%
General Motors Co.(1)	14,502	$ 560,937
Honda Motor Co., Ltd.	27,700	689,735
Tesla, Inc.(1)	5,501	4,171,188
Toyota Motor Corp.	65,100	1,083,047
		$ 6,504,907
Banks — 3.2%
Bank of America Corp.	50,248	$ 1,869,226
Bank of Nova Scotia (The)	24,667	1,672,874
BNP Paribas S.A.(2)	21,426	1,226,330
Citigroup, Inc.	21,814	1,165,086
Commonwealth Bank of Australia	24,061	1,800,389
Community Bank System, Inc.	11,408	752,928
JPMorgan Chase & Co.	19,284	2,549,923
Mizuho Financial Group, Inc.	60,400	718,347
National Australia Bank, Ltd.	66,204	1,484,227
PNC Financial Services Group, Inc. (The)	4,805	842,845
Royal Bank of Canada	21,216	2,216,958
Shizuoka Bank, Ltd. (The)	101,000	593,750
Sumitomo Mitsui Financial Group, Inc.	19,000	582,720
Sumitomo Mitsui Trust Holdings, Inc.	24,600	744,049
Toronto-Dominion Bank (The)	28,181	2,153,596
Truist Financial Corp.	22,496	1,118,951
Security	Shares	Value
Banks (continued)
U.S. Bancorp	13,983	$ 742,078
Wells Fargo & Co.	39,777	1,820,593
Westpac Banking Corp.	70,202	1,202,625
		$ 25,257,495
Beverages — 0.8%
Asahi Group Holdings, Ltd.	14,600	$ 489,198
Coca-Cola Co. (The)	31,206	1,977,836
Diageo PLC	28,921	1,343,706
Kirin Holdings Co., Ltd.	55,100	852,313
PepsiCo, Inc.	10,052	1,686,223
		$ 6,349,276
Biotechnology — 0.6%
AbbVie, Inc.	11,331	$ 1,669,849
Amgen, Inc.	5,732	1,471,634
Biogen, Inc.(1)	3,379	675,800
Gilead Sciences, Inc.	8,927	578,916
		$ 4,396,199
Building Products — 0.3%
Daikin Industries, Ltd.	3,700	$ 594,984
Kingspan Group PLC	8,400	691,537
Simpson Manufacturing Co., Inc.	7,506	813,275
		$ 2,099,796
Capital Markets — 1.0%
Bank of New York Mellon Corp. (The)	20,065	$ 935,230
BlackRock, Inc.	1,014	678,447
Charles Schwab Corp. (The)	12,627	885,153
CME Group, Inc.	2,642	525,309
FactSet Research Systems, Inc.	2,663	1,016,680
Hong Kong Exchanges & Clearing, Ltd.	22,600	975,146
Intercontinental Exchange, Inc.	8,735	894,377
Partners Group Holding AG	553	595,016
S&P Global, Inc.	3,909	1,366,117
		$ 7,871,475
Chemicals — 2.9%
Air Liquide S.A.(2)	11,839	$ 2,073,811
Air Products and Chemicals, Inc.	1,947	479,273
Air Water, Inc.(2)	55,500	748,799
Akzo Nobel NV	11,053	962,076
Arkema S.A.	8,131	984,412
Asahi Kasei Corp.	94,700	765,134
BASF SE	12,457	687,947

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Eastman Chemical Co.	12,240	$ 1,348,358
Ecolab, Inc.	10,654	1,746,297
EMS-Chemie Holding AG	1,596	1,370,031
Givaudan S.A.	392	1,441,992
Linde PLC	10,485	3,404,270
Novozymes A/S, Class B	14,356	911,527
PPG Industries, Inc.	8,831	1,117,033
Sherwin-Williams Co. (The)	3,111	833,872
Shin-Etsu Chemical Co., Ltd.	8,500	1,202,708
Sika AG	4,982	1,382,947
Symrise AG	8,408	929,098
		$ 22,389,585
Commercial Services & Supplies — 0.1%
Brink's Co. (The)	9,542	$ 580,440
Securitas AB, Class B	26,897	287,174
		$ 867,614
Communications Equipment — 0.1%
Cisco Systems, Inc.	23,755	$ 1,070,163
		$ 1,070,163
Construction & Engineering — 0.2%
Eiffage S.A.	4,734	$ 469,006
Kandenko Co., Ltd.	116,300	723,574
		$ 1,192,580
Consumer Finance — 0.2%
AEON Financial Service Co., Ltd.	49,200	$ 460,251
American Express Co.	8,303	1,401,713
		$ 1,861,964
Containers & Packaging — 0.1%
Sonoco Products Co.	14,521	$ 849,043
		$ 849,043
Diversified Consumer Services — 0.1%
InvoCare, Ltd.	103,588	$ 820,299
		$ 820,299
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	8,462	$ 2,673,823
		$ 2,673,823
Security	Shares	Value
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	42,841	$ 912,085
Verizon Communications, Inc.	10,781	552,957
		$ 1,465,042
Electric Utilities — 1.3%
American Electric Power Co., Inc.	13,558	$ 1,383,323
Enel SpA	103,066	669,633
Exelon Corp.	26,839	1,319,137
Fortis, Inc.	34,005	1,714,969
Iberdrola S.A.	80,354	952,075
NextEra Energy, Inc.	36,921	2,794,550
Southern Co. (The)	13,416	1,015,055
		$ 9,848,742
Electrical Equipment — 0.2%
AMETEK, Inc.	6,028	$ 732,221
Eaton Corp. PLC	5,895	817,047
		$ 1,549,268
Electronic Equipment, Instruments & Components — 0.2%
Canon Marketing Japan, Inc.(2)	24,600	$ 575,462
Hexagon AB, Class B(2)	57,694	703,941
Keyence Corp.	1,500	596,364
		$ 1,875,767
Energy Equipment & Services — 0.4%
Halliburton Co.	40,712	$ 1,648,836
Tenaris S.A.	105,850	1,764,528
		$ 3,413,364
Entertainment — 0.2%
Walt Disney Co. (The)(1)	13,010	$ 1,436,825
Warner Bros. Discovery, Inc.(1)	10,363	191,197
		$ 1,628,022
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	3,207	$ 821,409
Crown Castle International Corp.	5,008	949,767
Equinix, Inc.	1,097	753,738
ProLogis, Inc.	6,250	796,750
Segro PLC	50,147	700,404
		$ 4,022,068
Food & Staples Retailing — 1.0%
Aeon Co., Ltd.	36,500	$ 666,237

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing (continued)
Costco Wholesale Corp.	2,995	$ 1,396,329
Loblaw Cos., Ltd.	18,837	1,737,826
Performance Food Group Co.(1)	19,981	865,976
SAN-A Co., Ltd.	14,700	448,424
Seven & i Holdings Co., Ltd.	20,700	866,647
Tsuruha Holdings, Inc.	4,700	255,908
Walmart, Inc.	6,925	890,763
Yaoko Co., Ltd.	16,300	815,239
		$ 7,943,349
Food Products — 1.5%
AAK AB(2)	65,737	$ 1,128,677
Darling Ingredients, Inc.(1)	21,328	1,707,733
Ezaki Glico Co., Ltd.(2)	28,000	809,309
House Foods Group, Inc.	35,400	740,662
Kagome Co., Ltd.(2)	34,500	874,642
Kewpie Corp.(2)	42,100	695,655
MEIJI Holdings Co., Ltd.	11,400	561,694
Nestle S.A.	24,379	2,981,971
Nisshin Seifun Group, Inc.	42,500	497,413
Saputo, Inc.(2)	23,295	468,349
Simply Good Foods Co. (The)(1)	36,899	1,474,484
		$ 11,940,589
Gas Utilities — 0.3%
Atmos Energy Corp.	18,341	$ 2,133,242
		$ 2,133,242
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	14,240	$ 1,672,630
Becton, Dickinson and Co.	2,823	722,123
Edwards Lifesciences Corp.(1)	6,975	703,429
Embecta Corp.(1)	564	13,976
Intuitive Surgical, Inc.(1)	3,801	865,260
Medtronic PLC	8,998	901,150
Stryker Corp.	3,303	774,553
		$ 5,653,121
Health Care Providers & Services — 1.1%
Anthem, Inc.	2,177	$ 1,109,421
Cigna Corp.	3,969	1,064,843
CVS Health Corp.	10,400	1,006,200
HCA Healthcare, Inc.	3,509	738,294
Humana, Inc.	1,365	620,024
Quest Diagnostics, Inc.	5,101	719,343
Security	Shares	Value
Health Care Providers & Services (continued)
Ryman Healthcare, Ltd.(2)	72,431	$ 471,163
UnitedHealth Group, Inc.	5,603	2,783,458
		$ 8,512,746
Hotels, Restaurants & Leisure — 0.3%
Flutter Entertainment PLC(1)	3,869	$ 471,819
J D Wetherspoon PLC(1)(2)	54,501	513,803
La Francaise des Jeux SAEM(3)	20,657	753,580
McDonald's Corp.	3,770	950,832
		$ 2,690,034
Household Durables — 0.1%
Sony Group Corp.	7,600	$ 712,799
		$ 712,799
Household Products — 0.6%
Kimberly-Clark Corp.	4,432	$ 589,544
Procter & Gamble Co. (The)	21,402	3,164,928
Reckitt Benckiser Group PLC	10,759	830,503
		$ 4,584,975
Industrial Conglomerates — 0.4%
3M Co.	5,247	$ 783,325
General Electric Co.	8,726	683,158
Siemens AG	5,562	734,200
Smiths Group PLC	32,780	642,505
		$ 2,843,188
Insurance — 2.4%
Aflac, Inc.	17,242	$ 1,044,348
AIA Group, Ltd.	140,600	1,456,642
Allianz SE	9,130	1,916,512
Aon PLC, Class A	3,699	1,019,703
AXA S.A.	19,916	503,912
Chubb, Ltd.	12,407	2,621,475
Cincinnati Financial Corp.	16,261	2,079,131
Dai-ichi Life Holdings, Inc.	38,000	785,183
Marsh & McLennan Cos., Inc.	5,319	850,774
MS&AD Insurance Group Holdings, Inc.	25,500	811,317
Muenchener Rueckversicherungs-Gesellschaft AG	1,789	438,957
Progressive Corp. (The)	11,632	1,388,628
Swiss Life Holding AG	2,805	1,590,536
Tokio Marine Holdings, Inc.	10,300	599,287
Zurich Insurance Group AG	3,337	1,528,261
		$ 18,634,666

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 1.5%
Alphabet, Inc., Class A(1)	1,800	$ 4,095,432
Alphabet, Inc., Class C(1)	1,852	4,224,005
Meta Platforms, Inc., Class A(1)	14,272	2,763,630
Tencent Holdings, Ltd.	14,100	644,629
		$ 11,727,696
Internet & Direct Marketing Retail — 0.9%
Amazon.com, Inc.(1)	2,843	$ 6,835,112
JD.com, Inc., Class A	671	18,849
		$ 6,853,961
IT Services — 1.5%
Amdocs, Ltd.	8,111	$ 704,765
Automatic Data Processing, Inc.	5,659	1,261,617
Fidelity National Information Services, Inc.	6,569	686,461
Fiserv, Inc.(1)	4,882	489,079
International Business Machines Corp.	10,141	1,407,976
Mastercard, Inc., Class A	4,845	1,733,880
Nexi SpA(1)(2)(3)	39,711	404,964
Otsuka Corp.	11,400	360,532
Shopify, Inc., Class A(1)	1,247	468,149
Sopra Steria Group SACA	4,293	767,131
TIS, Inc.	27,100	706,683
Visa, Inc., Class A	11,259	2,388,822
		$ 11,380,059
Life Sciences Tools & Services — 0.5%
Danaher Corp.	3,285	$ 866,649
Illumina, Inc.(1)	1,779	426,035
Mettler-Toledo International, Inc.(1)	638	820,544
Thermo Fisher Scientific, Inc.	3,188	1,809,413
		$ 3,922,641
Machinery — 0.4%
Deere & Co.	2,661	$ 952,053
Indutrade AB	42,915	970,219
PACCAR, Inc.	8,381	727,806
Traton SE	20,857	385,049
		$ 3,035,127
Media — 0.3%
Comcast Corp., Class A	39,877	$ 1,765,753
Fuji Media Holdings, Inc.	48,400	411,573
		$ 2,177,326
Security	Shares	Value
Metals & Mining — 0.2%
Salzgitter AG(1)	29,247	$ 1,198,479
		$ 1,198,479
Multiline Retail — 0.3%
Big Lots, Inc.(2)	18,119	$ 443,734
Dollarama, Inc.	16,364	949,095
Pan Pacific International Holdings Corp.	25,800	395,838
Target Corp.	3,535	572,246
		$ 2,360,913
Multi-Utilities — 1.3%
Ameren Corp.	16,540	$ 1,574,443
Consolidated Edison, Inc.	24,585	2,440,307
Dominion Energy, Inc.	11,454	964,656
DTE Energy Co.	11,709	1,553,901
National Grid PLC	75,542	1,114,439
Public Service Enterprise Group, Inc.	19,548	1,339,820
Sempra Energy	7,815	1,280,566
		$ 10,268,132
Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	18,107	$ 3,162,569
ConocoPhillips	11,368	1,277,308
Exxon Mobil Corp.	35,096	3,369,216
Galp Energia SGPS S.A., Class B	115,777	1,511,602
Hess Corp.	9,128	1,123,383
ONEOK, Inc.	17,847	1,175,225
Pioneer Natural Resources Co.	5,934	1,649,296
Repsol S.A.	121,410	1,948,188
Shell PLC	39,775	1,176,384
Suncor Energy, Inc.	39,370	1,584,013
TC Energy Corp.	22,945	1,328,065
Valero Energy Corp.	10,843	1,405,253
		$ 20,710,502
Paper and Forest Products — 0.1%
Mondi PLC	40,460	$ 786,539
		$ 786,539
Personal Products — 0.6%
Beiersdorf AG	8,756	$ 908,796
Edgewell Personal Care Co.	24,778	901,919
Kao Corp.	16,900	679,322

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products (continued)
L'Oreal S.A.	2,967	$ 1,047,979
Unilever PLC	17,493	845,112
		$ 4,383,128
Pharmaceuticals — 2.0%
Bayer AG	6,498	$ 464,919
Bristol-Myers Squibb Co.	8,348	629,857
Eli Lilly & Co.	5,860	1,836,758
Euroapi S.A.(1)	482	7,006
Johnson & Johnson	18,734	3,363,315
Merck & Co., Inc.	8,604	791,826
Novo Nordisk A/S, Class B	17,471	1,940,163
Pfizer, Inc.	52,564	2,787,995
Roche Holding AG PC	6,578	2,241,723
Sanofi	11,110	1,188,857
Zoetis, Inc.	4,313	737,221
		$ 15,989,640
Professional Services — 0.4%
AFRY AB	19,925	$ 320,879
KBR, Inc.	23,396	1,164,185
Recruit Holdings Co., Ltd.	13,300	481,382
Teleperformance SE	3,190	1,059,149
		$ 3,025,595
Real Estate Management & Development — 0.2%
Mitsubishi Estate Co., Ltd.	77,700	$ 1,155,304
Nexity S.A.	21,705	626,767
		$ 1,782,071
Road & Rail — 1.2%
Central Japan Railway Co.	2,900	$ 359,229
CSX Corp.	52,831	1,679,497
J.B. Hunt Transport Services, Inc.	8,201	1,415,329
Norfolk Southern Corp.	8,340	1,998,764
Old Dominion Freight Line, Inc.	4,771	1,232,063
Union Pacific Corp.	10,956	2,407,910
		$ 9,092,792
Semiconductors & Semiconductor Equipment — 0.8%
ASML Holding NV	1,735	$ 998,415
Intel Corp.	28,347	1,259,174
NVIDIA Corp.	15,203	2,838,704
QUALCOMM, Inc.	6,460	925,201
		$ 6,021,494
Security	Shares	Value
Software — 1.9%
Adobe, Inc.(1)	1,526	$ 635,549
ANSYS, Inc.(1)	1,943	505,880
Constellation Software, Inc.	516	812,129
Microsoft Corp.	44,637	12,135,461
Oracle Corp.	13,008	935,535
		$ 15,024,554
Specialty Retail — 0.7%
Bilia AB, Class A(2)	44,656	$ 680,620
Home Depot, Inc. (The)	7,097	2,148,617
Industria de Diseno Textil S.A.	17,060	411,227
Lowe's Cos., Inc.	7,649	1,493,850
TJX Cos., Inc. (The)	13,103	832,958
		$ 5,567,272
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	100,433	$ 14,948,448
		$ 14,948,448
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	6,191	$ 735,800
Swatch Group AG (The)	2,653	683,098
		$ 1,418,898
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	106,044	$ 1,076,347
		$ 1,076,347
Tobacco — 0.3%
Japan Tobacco, Inc.	43,800	$ 797,245
Philip Morris International, Inc.	11,064	1,175,550
		$ 1,972,795
Trading Companies & Distributors — 0.8%
Brenntag SE	10,953	$ 847,505
Bunzl PLC	17,838	621,873
Fastenal Co.	14,534	778,441
ITOCHU Corp.	29,100	834,749
Mitsubishi Corp.	25,700	886,957
Mitsui & Co., Ltd.	46,200	1,160,478
Sumitomo Corp.	59,000	844,177
		$ 5,974,180

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Water Utilities — 0.2%
Severn Trent PLC	32,395	$ 1,190,095
		$ 1,190,095
Wireless Telecommunication Services — 0.3%
SoftBank Corp.	61,900	$ 713,129
SoftBank Group Corp.	12,500	517,738
T-Mobile US, Inc.(1)	6,064	808,271
		$ 2,039,138
Total Common Stocks (identified cost $275,300,694)		$350,099,756

Exchange-Traded Funds — 36.2%
Security	Shares	Value
Equity Funds — 3.7%
iShares MSCI China ETF(2)	242,314	$ 12,549,442
iShares MSCI South Korea ETF(2)	109,300	7,436,772
iShares MSCI Taiwan ETF	154,400	8,810,064
		$ 28,796,278
Fixed Income Funds — 32.5%
First Trust Low Duration Opportunities ETF	836,828	$ 40,636,368
iShares iBoxx $ Investment Grade Corporate Bond ETF(2)	350,000	40,054,000
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund(2)	377,800	35,535,868
ProShares Investment Grade-Interest Rate Hedged ETF	589,300	42,276,382
VanEck Emerging Markets High Yield Bond ETF	3,294,999	62,637,950
WisdomTree Floating Rate Treasury Fund	653,000	32,865,490
		$254,006,058
Total Exchange-Traded Funds (identified cost $309,060,518)		$282,802,336

U.S. Treasury Obligations — 8.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$2,189	$ 1,553,790
1.125%, 8/15/40	4,622	3,258,530
3.875%, 8/15/40	5,183	5,673,891
4.375%, 11/15/39	7,989	9,357,155
U.S. Treasury Notes:
0.625%, 5/15/30	6,786	5,721,265
1.50%, 2/15/30	7,493	6,803,430
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.375%, 5/15/29	$10,529	$ 10,198,324
2.625%, 2/15/29	8,964	8,821,290
2.875%, 5/15/28	4,006	4,003,909
2.875%, 8/15/28	5,210	5,202,570
3.125%, 11/15/28	7,534	7,632,995
Total U.S. Treasury Obligations (identified cost $81,981,792)		$ 68,227,149

Short-Term Investments — 11.7%
Affiliated Fund — 10.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.71%(4)	79,993,228	$ 79,993,228
Total Affiliated Fund (identified cost $79,993,228)		$ 79,993,228

Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.80%(5)	11,777,765	$ 11,777,765
Total Securities Lending Collateral (identified cost $11,777,765)		$ 11,777,765
Total Short-Term Investments (identified cost $91,770,993)		$ 91,770,993
Total Investments — 101.4% (identified cost $758,113,997)		$792,900,234
Other Assets, Less Liabilities — (1.4)%		$(11,256,249)
Net Assets — 100.0%		$781,643,985
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2022. The aggregate market value of securities on loan at May 31, 2022 was $28,466,020 and the total market value of the collateral received by the Fund was $29,527,326, comprised of cash of $11,777,765 and U.S. government and/or agencies securities of $17,749,561.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $1,158,544 or 0.1% of the Fund's net assets.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2022.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	50.4%	$394,214,265
Japan	4.1	31,865,187
Canada	2.0	15,957,102
United Kingdom	1.4	11,206,710
Switzerland	1.4	10,833,604
France	1.4	10,707,940
Germany	1.1	8,511,462
Australia	0.7	5,307,540
Sweden	0.5	4,091,510
Spain	0.4	3,311,490
Netherlands	0.4	3,136,875
Denmark	0.4	2,851,690
Hong Kong	0.3	2,431,788
Portugal	0.2	1,511,602
Ireland	0.1	1,163,356
Italy	0.1	1,074,597
Austria	0.1	786,539
China	0.1	663,478
New Zealand	0.1	471,163
Exchange-Traded Funds	36.2	282,802,336
Total Investments	101.4%	$792,900,234
Abbreviations:
PC	– Participation Certificate

The Fund did not have any open derivative instruments at May 31, 2022.
Affiliated Investments
At May 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $79,993,228, which represents 10.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$9,749,850	$211,099,089	$(220,842,027)	$(6,912)	$ —	$ —	$44,223	—
Liquidity Fund	—	92,217,226	(12,223,998)	—	—	79,993,228	48,007	79,993,228
Total				$(6,912)	$ —	$79,993,228	$92,230

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 16,750,155	$ 2,287,069	$ —	$ 19,037,224
Consumer Discretionary	19,694,369	7,234,714	—	26,929,083
Consumer Staples	18,037,460	19,136,652	—	37,174,112
Energy	17,723,164	6,400,702	—	24,123,866
Financials	37,362,313	20,013,457	—	57,375,770
Health Care	32,167,522	6,306,825	—	38,474,347
Industrials	28,118,062	12,914,626	—	41,032,688
Information Technology	46,371,178	5,113,492	—	51,484,670
Materials	9,778,146	15,445,500	—	25,223,646
Real Estate	3,321,664	2,482,475	—	5,804,139
Utilities	19,513,969	3,926,242	—	23,440,211
Total Common Stocks	$248,838,002	$101,261,754*	$ —	$350,099,756
Exchange-Traded Funds	$282,802,336	$ —	$ —	$282,802,336
U.S. Treasury Obligations	—	68,227,149	—	68,227,149
Short-Term Investments:
Affiliated Fund	79,993,228	—	—	79,993,228
Securities Lending Collateral	11,777,765	—	—	11,777,765
Total Investments	$623,411,331	$169,488,903	$ —	$792,900,234
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.